CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS [abstract]
Cash at bank and on hand	¥ 1,686,253			¥ 1,108,015
Term deposits with initial term not more than three months	52,500			52,500
Cash and cash equivalents	1,738,753	$ 252,891	[1]	1,160,515	$ 168,791	[1]	¥ 1,359,656	¥ 2,220,803
Term deposits with initial term of over three months (a)	109,000	$ 15,853	[1]	108,000
Total cash and cash equivalents and short-term deposits	¥ 1,847,753			¥ 1,268,515
Original effective interest rate of term deposits	1.62%	1.62%		1.54%	1.54%

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .